UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oslo Asset Management ASA
Address: Fjordalleen 16, postbox 1423 Vika
         0115 oslo, Norway

13F File Number: 028-14170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Petter Sogn
Title:   Chief Financial Officer
Phone:   47-24130071
Signature, Place, and Date of Signing:

    Petter Sogn   Oslo, Norway   January 16,2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  379,527



List of Other Included Managers:

No.  13F File Number    Name

FORM 13F INFORMATION TABLE
                                                         VALUE SHARES/   SH/ PUT/ INVESTMENT OTHER    VOUTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP  (X$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE   SHARNONE
HALLIBURTON CO             COM             406216101     24380  702800 SH       SOLE                  702800
BAKER HUGHES INC           COM             057224107     10555  258378 SH       SOLE                  258378
NEWPARK RESOURCES INC      COM PAR $.01NEW 651718504     63197 8050600 SH       SOLE                 8050600
BP PLC-SPONS ADR           SPONSORED ADR   055622104     50297 1207909 SH       SOLE                 1207909
BALTIC TRADING LIMITED	   COM		   Y0553W103	   959  321783 SH	SOLE		      321783
HESS CORP                  COM             42809H107     70696 1334900 SH       SOLE                 1334900
DENBURY RESOURCES INC      COM NEW         247916208     72104 4450874 SH       SOLE                 4450874
SCHLUMBERGER		   COM		   806857108	  8025 	115800 sH       SOLE                  115800
NATURAL GAS SERVICES GROUP COM		   63886Q109      8188  498688 SH       SOLE                  498688
DAWSON GEOPHYSICAL	   cOM		   239359102	   303   11500 SH       SOLE                   11500
OVERSEAS SHIPHOLDING GROUP COM             690368105      1539 1810561 SH       SOLE                 1810561
NEWFIELD EXPLORATION CO	   COM             651290108     69283 2587100 SH       SOLE                 2587100